SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property Plant and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Electronic equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Electronic equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Office Equipment and Fixtures
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Data center machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Building
Property, Plant and Equipment [Line Items]
Estimated Useful Life	50 years